Cover	Jun. 14, 2026
Cover [Abstract]
Entity Registrant Name	CEL-SCI CORPORATION
Entity Central Index Key	0000725363
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 14, 2026
Entity File Number	001-11889
Entity Incorporation State Country Code	CO
Entity Tax Identification Number	84-0916344
Entity Address Address Line 1	8229 Boone Blvd
Entity Address Address Line 2	#802
Entity Address City Or Town	Vienna
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22182
City Area Code	703
Local Phone Number	506-9460
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CVM
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false